Capitalized Software (Details) - Schedule of Capitalized Software - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Capitalized software [Abstract]
Capitalized software	$ 8,094	$ 8,094
Accumulated amortization	(7,342)	(5,967)
Capitalized software, net	$ 752	$ 2,127